Intangible Assets and Goodwill - Sensitivity Analysis (Details) - Intangible assets other than goodwill $ in Thousands	12 Months Ended
Mar. 31, 2024 CAD ($)
Discount rate | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Decrease in fair value due to reasonably possible increase in unobservable input	$ 2,542
Percentage of reasonably possible increase in unobservable input	0.50%
Discount rate | Plant Propagation CGU
Disclosure of detailed information about intangible assets [line items]
Decrease in fair value due to reasonably possible increase in unobservable input	$ 12,595
Percentage of reasonably possible increase in unobservable input	0.50%
Revenue | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Decrease in fair value due to reasonably possible decrease in unobservable input	$ 7,525
Percentage of reasonably possible decrease in unobservable input	2.00%
Revenue | Plant Propagation CGU
Disclosure of detailed information about intangible assets [line items]
Decrease in fair value due to reasonably possible decrease in unobservable input	$ 16,880
Percentage of reasonably possible decrease in unobservable input	2.00%
EBITDA margin | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Decrease in fair value due to reasonably possible decrease in unobservable input	$ 1,398
Percentage of reasonably possible decrease in unobservable input	0.25%
EBITDA margin | Plant Propagation CGU
Disclosure of detailed information about intangible assets [line items]
Decrease in fair value due to reasonably possible decrease in unobservable input	$ 8,244
Percentage of reasonably possible decrease in unobservable input	1.00%